Offerings	Sep. 06, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99791
Maximum Aggregate Offering Price	$ 748,432,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,468.64
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form
S-3
(No.
333-275853)
filed by Stryker Corporation on December 1, 2023.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Notes due 2034
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9947
Maximum Aggregate Offering Price	$ 746,025,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,113.29
Offering Note
(1)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form
S-3
(No.
333-275853)
filed by Stryker Corporation on December 1, 2023.